TRANSACTION COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TRANSACTION COSTS.
Bank and processor fees	$ 76,868	$ 68,544	$ 68,029
Network fees	9,162	16,744	18,981
Capital advance costs	6,363	1,984	902
Chargebacks and operational losses	3,917	5,637	2,638
Card costs	2,323	2,563	3,129
Other	2,843	1,568	986
Total transaction costs	$ 101,476	$ 97,040	$ 94,665